Financial instruments and risk management - Exposure to liquidity risk (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	€ 13,057	€ 12,365
Borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	12,125	5,850
Other non-current financial liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	54	0
Trade payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	10,166	11,489
Refund liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	135	0
Other liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	743	6,515
Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	23,223	23,854
Liquidity risk | Borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	12,125	5,850
Liquidity risk | Other non-current financial liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	54
Liquidity risk | Trade payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	10,166	11,489
Liquidity risk | Refund liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	135
Liquidity risk | Other liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	743
Liquidity risk | Other current financial liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	878	6,515
Liquidity risk | Aggregate contractual cash flow
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	23,223	24,288
Liquidity risk | Aggregate contractual cash flow | Borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	12,125	6,284
Liquidity risk | Aggregate contractual cash flow | Other non-current financial liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	54
Liquidity risk | Aggregate contractual cash flow | Trade payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	10,166	11,489
Liquidity risk | Aggregate contractual cash flow | Refund liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	135
Liquidity risk | Aggregate contractual cash flow | Other liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	743
Liquidity risk | Aggregate contractual cash flow | Other current financial liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	878	6,515
Liquidity risk | Not later than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	14,794	24,288
Liquidity risk | Not later than one year | Borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	3,750	6,284
Liquidity risk | Not later than one year | Other non-current financial liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	0
Liquidity risk | Not later than one year | Trade payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	10,166	11,489
Liquidity risk | Not later than one year | Refund liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	135
Liquidity risk | Not later than one year | Other liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	743
Liquidity risk | Not later than one year | Other current financial liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	878	6,515
Liquidity risk | 1-5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	8,429	0
Liquidity risk | 1-5 years | Borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	8,375	0
Liquidity risk | 1-5 years | Other non-current financial liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	54
Liquidity risk | 1-5 years | Trade payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	0	0
Liquidity risk | 1-5 years | Refund liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	0
Liquidity risk | 1-5 years | Other liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	0
Liquidity risk | 1-5 years | Other current financial liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	0	0
Liquidity risk | More than 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	0	0
Liquidity risk | More than 5 years | Borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	0	0
Liquidity risk | More than 5 years | Other non-current financial liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	0
Liquidity risk | More than 5 years | Trade payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	0	0
Liquidity risk | More than 5 years | Refund liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	0
Liquidity risk | More than 5 years | Other liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	0
Liquidity risk | More than 5 years | Other current financial liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	€ 0	€ 0